Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue, net	$ 28,765	$ 209,006	$ 60,606	$ 516,381	$ 241,870	$ 822,845
Operating expenses
Cost of sales					341,626	1,206,960
General and administrative					4,833,321	2,979,348
Professional fees					3,350,308
Direct costs of revenue		40,590		40,590
General and administrative	29,217	1,967,097	1,294,160	4,773,024
Depreciation and amortization	87,786	96,787	130,180	194,257	293,937	453,887
Marketing and selling	424	7,880	5,306	7,880	69,764	7,900
Total operating expenses	117,427	2,112,354	1,429,646	5,015,751	8,888,956	4,648,095
Operating loss	(88,662)	(1,903,348)	(1,369,040)	(4,499,370)	(8,647,086)	(3,825,250)
Other income (expense)
Interest expense	(13,714)	(15,081)	(39,742)	(32,308)	(110,677)	(167,188)
Interest income	27,203	4,636	51,183	9,298	20,270	18,345
Miscellaneous expense	(64,447)	(4,587)	(64,447)	(9,173)
Miscellaneous income	22,500		40,000		20,000
Loss on impairment of investments					(14,845)	(18,345)
Gain on write-down of accrued interest						19,310
Loss on sale of fixed assets					(39,288)
Loss on conversion of related party note payable				(310,526)
Loss on conversion of related party note payable					310,526
Gain on sale of luxury box			44,444		355,556
Gain on sale of marketable securities				9,857,429	9,857,429
Gain on sale of commercial building				260,141	260,141
Other income		1,359,208		1,405,520	2,416,357
Total other income (expense)	(28,458)	1,344,176	31,438	11,180,381	12,454,417	(147,878)
Net income (loss) before income taxes	(117,120)	(559,172)	(1,337,602)	6,681,011	3,807,331	(3,973,128)
Income tax benefit (expense)		(277,000)		(277,000)	(277,000)
Net Income (loss)	(117,120)	(836,172)	(1,337,602)	6,404,011	3,530,331	(3,973,128)
Loss attributable to non-controlling interests						(8,513)
Net income (loss) attributable to common shareholders	$ (117,120)	$ (836,172)	$ (1,337,602)	$ 6,404,011	$ 3,530,331	$ (3,964,615)
Net income (loss) attributable to common stockholders per share:
Net income (loss) attributable to common stockholders per share - basic and diluted	$ 0.00	$ (0.01)	$ (0.02)	$ 0.09
Net loss per share - basic					$ 0.05	$ (0.06)
Net loss per share - diluted					$ 0.05	$ (0.06)
Weighted average number of shares outstanding:
Basic	71,501,667	70,632,612	71,501,667	69,580,992	70,464,280	65,882,993
Diluted	71,501,667	70,632,612	71,501,667	69,969,539	70,665,779	65,882,993
Provision for income taxes		$ 277,000		$ 277,000	$ 277,000